AST BLACKROCK CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.5%
Corporate Bonds — 94.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.750%	03/30/30	10	$11,999
Aerospace & Defense — 4.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
4.508%	05/01/23	25	26,340
4.875%	05/01/25	5	5,452
5.805%	05/01/50	7	8,444
5.930%	05/01/60	10	12,350
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40	5	6,280
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23	25	26,806
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	10	10,922
4.400%	06/15/28	30	35,790
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	5	5,233
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	40	44,894
5.250%	05/01/50	10	14,277
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	50	59,156
4.500%	06/01/42	20	25,147
Sr. Unsec’d. Notes, 144A
3.500%	03/15/27	25	28,142
			309,233
Agriculture — 1.2%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	5	5,282
5.950%	02/14/49	20	26,745
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.462%	09/06/29	10	10,660
4.540%	08/15/47	20	21,337
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	5	5,107
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/01/25	15	15,467
			84,598
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Auto Manufacturers — 4.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	09/10/25		15	$14,985
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26		20	19,757
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	10/01/28		30	33,641
6.125%	10/01/25		5	5,806
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23		50	51,679
3.450%	01/14/22		5	5,126
4.300%	07/13/25		50	54,273
5.250%	03/01/26		28	31,579
Jr. Sub. Notes, Series C
5.700%(ff)	–(rr)		5	4,999
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25		15	14,927
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	04/06/23		10	10,549
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27		5	4,988
1.350%	08/25/23		30	30,759
2.150%	02/13/30		10	10,530
Volkswagen Financial Services AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.875%	04/12/23	EUR	25	29,634
				323,232
Banks — 5.8%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		5	5,290
3.419%(ff)	12/20/28		10	11,136
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		10	10,181
Sub. Notes, MTN
4.000%	01/22/25		5	5,563
Sub. Notes, Series L, MTN
3.950%	04/21/25		65	72,197
BNP Paribas SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	10/24/22	EUR	30	37,384
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)		10	9,678
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		20	20,940
Sub. Notes
4.450%	09/29/27		20	23,162
A1

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series X
6.100%(ff)	–(rr)	25	$26,242
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25	5	5,259
4.452%(ff)	12/05/29	25	30,064
Sub. Notes
3.625%	12/01/27	50	55,782
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30	15	17,897
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	30	31,394
Sub. Notes, GMTN
4.350%	09/08/26	20	23,063
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	–(rr)	25	26,926
			412,158
Beverages — 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	45	54,221
4.900%	02/01/46	10	12,252
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	75	91,228
			157,701
Biotechnology — 2.1%
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	85,245
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	30	31,083
Royalty Pharma PLC,
Gtd. Notes, 144A
0.750%	09/02/23	20	19,959
1.200%	09/02/25	15	14,953
			151,240
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.242%	02/15/25	5	5,215
Chemicals — 0.9%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	13	14,947
LYB International Finance III LLC,
Gtd. Notes
4.200%	10/15/49	5	5,514
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Chemicals (cont’d.)
Nutrition & Biosciences, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/01/30	10	$10,049
3.468%	12/01/50	10	10,050
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.125%	06/01/24	20	21,624
			62,184
Commercial Services — 1.4%
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29	22	24,005
3.750%	06/01/23	50	53,575
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	5	5,177
3.250%	06/01/50	13	14,358
			97,115
Computers — 3.6%
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27	40	45,757
3.850%	08/04/46	15	18,681
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	12	12,260
6.020%	06/15/26	27	31,754
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25	35	36,669
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26	100	112,649
			257,770
Distribution/Wholesale — 0.4%
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26	25	26,285
Diversified Financial Services — 0.2%
Air Lease Corp.,
Sr. Unsec’d. Notes, MTN
3.000%	02/01/30	5	4,650
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23	10	9,981
			14,631
Electric — 7.1%
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23	10	10,733

A2

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	5	$5,109
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	5	4,700
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	5	5,380
Sr. Unsec’d. Notes
3.900%	10/01/25	5	5,678
DTE Electric Co.,
General Ref. Mortgage
3.950%	03/01/49	10	12,522
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	5	5,535
3.950%	03/15/48	5	6,222
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	15	15,804
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29	15	16,288
3.850%	11/15/42	25	29,581
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	25	28,893
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,981
2.800%	06/15/30	10	10,824
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	5	6,381
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.250%	06/15/22	20	21,110
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	10	10,143
Sr. Unsec’d. Notes, Series A
2.850%	07/15/22	50	51,329
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	21	23,364
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	15	16,604
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	15	15,582
2.750%	05/01/25	15	16,205
Northern States Power Co.,
First Mortgage
2.600%	06/01/51	5	5,086
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	5	$5,486
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	11/15/28	40	47,073
Public Service Co. of Colorado,
First Mortgage, Series 34
3.200%	03/01/50	5	5,680
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	25	27,545
4.000%	02/01/48	5	5,640
Southern California Edison Co.,
First Mortgage, Series A
4.200%	03/01/29	10	11,514
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	09/01/22	25	26,168
4.450%	02/15/44	35	45,063
			507,223
Electronics — 0.4%
Jabil, Inc.,
Sr. Unsec’d. Notes
3.600%	01/15/30	10	10,631
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25	5	5,014
1.750%	02/15/31	15	14,988
			30,633
Foods — 0.5%
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	5	5,482
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	25	25,741
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	04/13/23	5	5,190
			36,413
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20	10	10,038
Gas — 0.5%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	10	10,037
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	20	19,973

A3

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Gas (cont’d.)
3.600%	05/01/30	5	$5,698
			35,708
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	10	13,396
Healthcare-Services — 3.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	35	37,187
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	5	5,179
4.250%	12/15/27	35	36,613
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	30	32,843
Sr. Sec’d. Notes
4.125%	06/15/29	20	22,607
5.000%	03/15/24	60	67,225
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/42	10	12,626
			214,280
Insurance — 0.2%
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	10,481
Internet — 1.1%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	5	4,794
2.050%	08/15/50	5	4,661
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	10	10,200
2.700%	06/03/60	5	5,149
3.150%	08/22/27	25	28,409
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/25	6	6,758
Expedia Group, Inc.,
Gtd. Notes, 144A
3.600%	12/15/23	5	5,106
6.250%	05/01/25	5	5,506
Gtd. Notes, Series WI
3.250%	02/15/30	5	4,797
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24	5	5,540
			80,920
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	$5,225
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	5	5,235
			10,460
Machinery-Diversified — 0.6%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	35	38,112
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	5	5,369
			43,481
Media — 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	5,249
4.750%	03/01/30	8	8,469
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	25	26,471
4.500%	02/01/24	30	33,248
4.908%	07/23/25	30	34,632
6.384%	10/23/35	23	31,363
6.484%	10/23/45	20	26,760
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	100	112,324
4.000%	03/01/48	30	36,199
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22	10	10,530
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	5	5,458
			330,703
Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	5	5,167
Miscellaneous Manufacturing — 2.3%
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	100	103,938
3.450%	05/01/27	20	21,136
4.350%	05/01/50	5	5,088

A4

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.375%	09/06/23	EUR	30	$35,719
				165,881
Oil & Gas — 5.1%
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30		10	9,915
2.937%	04/06/23		11	11,626
3.194%	04/06/25		30	32,975
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25		15	15,539
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28		53	58,469
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24		10	10,123
3.500%	12/01/29		27	25,999
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30		5	5,907
4.950%	04/15/50		5	6,100
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		15	16,426
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41		25	27,131
HollyFrontier Corp.,
Sr. Unsec’d. Notes
2.625%	10/01/23		15	15,028
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22		25	25,616
4.400%	07/15/27		25	24,830
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23		25	26,983
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48		10	6,869
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		10	9,392
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24		20	19,958
2.700%	04/15/23		10	10,362
2.850%	04/15/25		5	5,243
				364,491
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Packaging & Containers — 0.4%
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	$29,355
Pharmaceuticals — 7.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.875%	11/14/48	10	12,660
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	85	93,522
3.450%	03/15/22	100	103,640
4.050%	11/21/39	10	11,460
4.250%	11/21/49	2	2,363
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	35	36,204
3.700%	06/06/27	55	62,350
3.794%	05/20/50	5	5,576
Cigna Corp.,
Gtd. Notes
4.125%	11/15/25	25	28,635
4.900%	12/15/48	5	6,490
Sr. Unsec’d. Notes
3.400%	03/15/50	5	5,218
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	20	19,679
2.700%	08/21/40	5	4,784
3.000%	08/15/26	12	13,139
4.100%	03/25/25	9	10,165
4.300%	03/25/28	65	76,185
5.050%	03/25/48	17	21,627
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	5	5,188
2.700%	05/28/50	10	10,407
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	6	6,107
			535,399
Pipelines — 6.2%
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	10	11,286
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25	20	22,785
Enbridge, Inc. (Canada),
Gtd. Notes
2.900%	07/15/22	25	25,923
3.125%	11/15/29	18	19,147
4.000%	11/15/49	5	5,298
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	30	30,129
3.750%	05/15/30	20	19,383

A5

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines (cont’d.)
4.900%	02/01/24	10	$10,713
6.500%	02/01/42	25	26,146
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22	15	15,825
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	25	27,216
4.850%	03/15/44	25	28,223
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	25	28,872
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21	25	25,302
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	10	10,005
4.875%	06/01/25	30	33,948
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	50	51,198
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	10,852
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	10	11,254
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	5	4,703
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.500%	11/15/23	20	21,911
			440,119
Real Estate Investment Trusts (REITs) — 5.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	4,921
3.800%	04/15/26	25	28,611
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	15	15,341
2.750%	01/15/27	20	21,543
3.800%	08/15/29	10	11,446
3.950%	03/15/29	10	11,527
4.000%	06/01/25	30	33,733
4.400%	02/15/26	25	28,650
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
3.450%	06/01/25	5	5,576
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	5	5,435
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	25	26,884
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	$25,320
3.300%	07/01/30	5	5,476
4.000%	03/01/27	10	11,379
5.250%	01/15/23	75	82,514
Equinix, Inc.,
Sr. Unsec’d. Notes
1.800%	07/15/27	26	26,291
3.000%	07/15/50	5	4,963
3.200%	11/18/29	15	16,514
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.700%	02/15/31	5	4,908
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	5	5,415
			376,447
Retail — 2.1%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	30	33,897
3.350%	04/15/50	5	5,760
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	15	17,131
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45	15	19,415
Target Corp.,
Sr. Unsec’d. Notes
2.250%	04/15/25	20	21,390
Walmart, Inc.,
Sr. Unsec’d. Notes
3.700%	06/26/28	25	29,500
4.300%	04/22/44	15	19,606
			146,699
Semiconductors — 5.5%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	5	5,440
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	45	49,837
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28	63	70,414
4.700%	04/15/25	40	45,425
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50	5	6,863
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	50	59,912

A6

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Semiconductors (cont’d.)
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	15	$15,534
4.000%	03/15/29	35	41,920
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	12	13,517
3.500%	04/01/40	10	11,685
3.500%	04/01/50	10	11,659
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24	25	27,975
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
4.300%	06/18/29	25	28,853
			389,034
Software — 3.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	50	53,448
3.500%	07/01/29	10	11,387
3.800%	10/01/23	15	16,350
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	11	11,475
4.100%	02/06/37	19	24,650
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	60	66,949
3.850%	04/01/60	10	11,685
4.000%	11/15/47	25	29,570
			225,514
Telecommunications — 7.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/26	95	107,614
4.125%	02/17/26	25	28,624
4.350%	03/01/29	5	5,873
4.500%	05/15/35	15	17,707
4.500%	03/09/48	10	11,375
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	25	25,641
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	40	47,190
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.550%	02/15/31	10	10,335
3.300%	02/15/51	5	4,937
3.500%	04/15/25	25	27,427
3.875%	04/15/30	20	22,821
4.500%	04/15/50	10	11,934
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		10	$9,973
3.500%	11/01/24		25	27,618
4.016%	12/03/29		20	23,958
4.125%	03/16/27		20	23,619
4.329%	09/21/28		30	36,408
4.522%	09/15/48		25	32,750
4.812%	03/15/39		25	33,021
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28		25	29,628
				538,453
Transportation — 2.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	12/15/48		10	12,612
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30		5	5,220
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/28		16	18,654
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29		20	22,180
3.800%	05/15/25		5	5,648
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		34	37,546
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70		5	5,642
3.799%	10/01/51		15	17,715
3.950%	09/10/28		41	48,467
				173,684
Trucking & Leasing — 0.8%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	07/15/25		25	28,135
4.125%	08/01/23		25	27,106
				55,241
Water — 0.5%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
5.125%	05/24/22	EUR	25	31,832

Total Corporate Bonds (cost $6,481,521)				6,714,413
U.S. Treasury Obligations — 5.2%
U.S. Treasury Bonds
1.375%	08/15/50		89	87,095

A7

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/30	27	$30,024
U.S. Treasury Notes
0.125%	09/15/23	135	135,273
0.250%	08/31/25	33	33,163
0.625%	08/15/30	87	86,199

Total U.S. Treasury Obligations (cost $372,098)			371,754

Total Long-Term Investments (cost $6,853,619)			7,086,167

	Shares
Short-Term Investment — 0.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $67,840)(w)	67,840	67,840

TOTAL INVESTMENTS—100.4% (cost $6,921,459)		7,154,007

Liabilities in excess of other assets(z) — (0.4)%		(31,711)

Net Assets — 100.0%		$7,122,296

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
TIPS	Treasury Inflation-Protected Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
2	2 Year U.S. Treasury Notes	Dec. 2020	$441,922	$114
Short Positions:
2	10 Year U.S. Treasury Notes	Dec. 2020	279,063	(190)
1	Euro Schatz Index	Dec. 2020	131,654	(42)
				(232)
				$(118)
Forward foreign currency exchange contract outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/05/20	Goldman Sachs International	EUR	57	$66,895	$66,836	$—	$(59)
Expiring 10/05/20	UBS AG	EUR	57	66,747	66,837	90	—
				$133,642	$133,673	90	(59)

A8

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contract outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Euro,
Expiring 10/05/20	UBS AG	EUR	114	$136,315	$133,673	$2,642	$—
Expiring 11/04/20	Goldman Sachs International	EUR	57	66,937	66,878	59	—
Expiring 11/04/20	UBS AG	EUR	57	66,788	66,878	—	(90)
				$270,040	$267,429	2,701	(90)
						$2,791	$(149)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/20	1.000%(Q)	30	2.668%	$(104)	$47	$(151)	BNP Paribas S.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.35.V1	12/20/25	1.000%(Q)	63	$(1,476)	$(1,339)	$137
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9